Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Lubricants	$ 1,066	$ 1,160
Gas cylinders	59	66
Bunkers	498	0
EU-ETS allowances	594	0
Total	$ 2,217	$ 1,226